Performance Management	Oct. 31, 2025
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	1.34%
Worst Quarter:	12/31/2021	0.01%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2025)
Performance Table Narrative

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2025, the 7-day yields of the Fund’s Class A, Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 3.34%, 3.69%, 3.66%, 3.64%, 3.64% and 3.59%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Apr. 1, 1999	3.89%	2.93%	1.85%	1.77%
Class I Shares	Dec. 24, 2003	4.25%	3.21%	2.13%	1.46%
Intermediary Shares	July 12, 2016	4.22%	3.18%	-	2.21%
Intermediary Service Shares	July 12, 2016	4.20%	3.17%	-	2.19%
Class P Shares	May 11, 2023	4.20%	-	-	4.82%
Class Y Shares	July 1, 1996	4.15%	3.12%	2.04%	2.22%
^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

Money Market Seven Day Yield, Caption [Optional Text]	yields
Money Market Seven Day Yield Phone	1-800-782-8183
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.34%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.69%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Money Market Seven Day Yield	3.66%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Money Market Seven Day Yield	3.64%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.64%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.59%
HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Bar Chart [Heading]	Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	1.31%
Worst Quarter:	12/31/2021	0.00%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns^ (for the periods ended December 31, 2025)
Performance Table Narrative

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2025, the 7-day yields of the Fund’s Class A, Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 3.31%, 3.68%, 3.66%, 3.64%, 3.64% and 3.56%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Performance [Table]
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 14, 2001	3.83%	2.90%	1.81%	1.35%
Class I Shares	Dec. 30, 2003	4.21%	3.18%	2.09%	1.54%
Intermediary Shares	July 12, 2016	4.19%	3.16%	-	2.17%
Intermediary Service Shares	July 12, 2016	4.17%	3.15%	-	2.17%
Class P Shares	May 11, 2023	4.17%	-	-	4.80%
Class Y Shares	May 11, 2001	4.09%	3.09%	2.00%	1.51%
^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

Money Market Seven Day Yield, Caption [Optional Text]	yields
Money Market Seven Day Yield Phone	1-800-782-8183
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.31%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.68%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Money Market Seven Day Yield	3.66%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Money Market Seven Day Yield	3.64%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.64%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Money Market Seven Day Yield	3.56%